Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Shares of common stock issued		114,000,000
Cash proceeds (in Dollars)		$ 855,000
Granite Global [Member]
Subsequent Events (Details) [Line Items]
Received amount from convertible note (in Dollars)		$ 152,880
Common stock shares		16,146,666
Exercise of warrants		29,473,684
Jefferson Street Capital LLC [Member]
Subsequent Events (Details) [Line Items]
Exercise of warrants		40,654,520
Power Up [Member]
Subsequent Events (Details) [Line Items]
Received amount from convertible note (in Dollars)	$ 90,275	$ 61,525
Common stock shares	8,680,288	12,309,924